Revenues - Summary of Credits, Contract Assets and Contract Liabilities (Detail) - ARS ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of revenue [abstract]
Current credits for contracts included in Trade Receivables	$ 98,832	$ 100,706	$ 59,419
Current contract assets	871	203	420
Current contract liabilities	6,824	7,404	4,996
Noncurrent Credits for contracts included in Trade Receivables	$ 15,505	6,785	7,804
Noncurrent Contract liabilities		$ 294	$ 1,828